Note 28 - Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	2019	2018	2017

Balance at January 1	5,960	1,486	2,987
Cash flows
Repayment
- Capital	-	(1,500)	(1,500)
- Interest	(130)	(58)	(156)
Proceeds	2,340	6,000	-
Transaction cost	(46)	(60)	-
Unrealised foreign exchange	(5,818)	-	-

Non-cash flows
Interest	165	92	155
Balance at December 31	2,471	5,960	1,486

Long-term portion of term loan facility	1,942	5,960	-
Short-term portion of term loan facility	529	-	1,486

Disclosure of terms and repayments of financing [text block]
				2019		2018
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured bank loan - Stanbic	RTGS$	25%	2021	384	384	5,960	5,960
Unsecured bank loan - First Capital	RTGS$	26%	2021	2,087	2,087	-	-
Total				2,471	2,471	5,960	5,960